Provisions for risks and charges - Schedule of Movement of the Provision for Risks and Charges (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Beginning balance	€ 35,868
Current	16,792	€ 16,019
Non-current	23,550	19,849
Provisions	8,826
Releases	(5,886)
Utilizations	(4,334)
Exchange differences	1,119
Business Combination	89
Reclassifications and other	4,660
Ending balance	40,342
Legal and fiscal risks
Disclosure of other provisions [line items]
Beginning balance	770
Current	650	136
Non-current	52	634
Provisions	0
Releases	(156)
Utilizations	(102)
Exchange differences	(5)
Business Combination	0
Reclassifications and other	195
Ending balance	702
Leased store restoration
Disclosure of other provisions [line items]
Beginning balance	16,805
Current	2,096	672
Non-current	16,480	16,133
Provisions	2,899
Releases	(2,204)
Utilizations	0
Exchange differences	734
Business Combination	17
Reclassifications and other	325
Ending balance	18,576
Refund liability returns
Disclosure of other provisions [line items]
Beginning balance	13,092
Current	14,046	13,092
Non-current	0	0
Provisions	3,557
Releases	(1,037)
Utilizations	(3,908)
Exchange differences	246
Business Combination	52
Reclassifications and other	2,044
Ending balance	14,046
Other provisions
Disclosure of other provisions [line items]
Beginning balance	5,201
Current	0	2,119
Non-current	7,018	€ 3,082
Provisions	2,370
Releases	(2,489)
Utilizations	(324)
Exchange differences	144
Business Combination	20
Reclassifications and other	2,096
Ending balance	€ 7,018